Non-Current Liabilities - US Warrant Liability	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Non-Current Liabilities - US Warrant Liability

NOTE 14. NON-CURRENT LIABILITIES – US WARRANT LIABILITY

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Opening balance	2,945,358	—
July 2017 Warrants fair value at issue date	—	2,755,375
Exercising of warrants*	(1,277,028)	—
December 2018 warrants fair value at issue date	2,457,259	—
Fair value movements	(961,176)	189,983

Balance at 30 June 2019	3,164,413	2,945,358

*	In September and October 2018, US investors exercised 419,733 warrants at an exercise price of US$ 2.50 each. Immutep received US$1.05 million (A$1.46 million) cash payment in total.

In July 2017, the Company completed its first US capital raise after it entered into a securities purchase agreement with certain accredited investors for the company to issue American Depositary Shares (ADSs) and Warrants of the Company for cash consideration totaling $6,561,765. In this private placement, the Company agreed to issue unregistered warrants to purchase up to 1,973,451 of its ADSs. The warrants have an exercise price of US$2.50 per ADS, are exercisable immediately and will expire on 5 January 2023. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.

In December 2018, the Company completed its second US capital raise after it entered into a securities purchase agreement with certain accredited investors to purchase American Depositary Shares (ADSs) and Warrants of the Company for cash consideration totaling $7,328,509. In this private placement, the Company agreed to issue unregistered warrants to purchase up to 2,080,000 of its ADSs. The warrants have an exercise price of US$2.50 per ADS. The Warrant may be exercised in whole or in part at any time or times up until the Warrant Expiry Date, being 12 February 2022. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.

Both US warrant issues represent a written option to exchange a fixed number of the Group’s own equity instruments for a fixed amount of cash that is denominated in a foreign currency (US dollars) and is thus classified as a derivative financial liability in accordance with AASB 132 (IAS 32). The US warrants liability is initially recorded at fair value at issue date and subsequently measured at fair value through profit and loss at each reporting date. Capital raising costs have been allocated proportionately between issued capital and the US warrant issues in accordance with their relative fair values.

Fair value of warrants

The warrants granted are not traded in an active market and the fair value has thus been estimated by using the Black-Scholes pricing model based on the following assumptions. Key terms of the warrants are included above. The following assumptions were based on observable market conditions that existed at the issue date and at 30 June 2019:

December 2018 warrants

Assumption	At issue date	At 30 June 2019	Rationale
Historic volatility	59.95%	62.74%	Based on 12-month historical volatility data for the Company
Exercise price	US$2.50	US$2.50	As per subscription agreement
Share price	US$2.21	US$1.82	Closing share price on valuation date from external market source
Risk-free interest rate	2.68%	1.710%	Based on the US Government securities yields which match the term of the warrant
Dividend yield	0.0%	0.0%	Based on the Company’s nil dividend history
Fair value per warrant	US$0.8474 A$1.1814	US$0.5598 A$0.7982	Determined using Black-Scholes models with the inputs above
Fair value	A$2,457,259	A$1,660,322	Fair value of 2,080,000 warrants as at issue date and 30 June 2019

July 2017 warrants

Assumption	At issue date	At 30 June 2019	Rationale
Historic volatility	58.0%	62.74%	Based on 12-month historical volatility data for the Company
Exercise price	US$2.50	US$2.50	As per subscription agreement
Share price	US$2.17	US$1.82	Closing share price on valuation date from external market source
Risk-free interest rate	1.930%	1.710%	Based on the US Government securities yields which match the term of the warrant
Dividend yield	0.0%	0.0%	Based on the Company’s nil dividend history
Fair value per warrant	US$1.0716 A$1.3962	US$0.6789 A$0.9681	Determined using Black-Scholes models with the inputs above
Fair value	A$2,755,375	A$1,504,091	Fair value of 1,973,451 warrants as at issue date and fair value of 1,553,718 warrants at 30 June 2019